Schedule of Minimum Rental Payments To Be Received (Detail) - Buildings $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
2019	$ 1,534
2020	1,548
Total	3,082
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Property, Plant and Equipment [Line Items]
2020	974
Total	12,207
2021	1,006
2022	1,071
2023 and thereafter	$ 9,156